Investment Strategy - CYBER HORNET S&P 500® And Bitcoin 75/25 Strategy ETF	Jul. 25, 2025
Prospectus [Line Items]
Strategy [Heading]	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]
The Fund seeks to replicate, before fees and expenses, the total return of the S&P 500® and S&P Bitcoin Futures 75/25 Blend Index (the “Index”). The Index measures the weighted return performance of a multi-asset strategy that consists of a 75% weight in the S&P 500® Index and a 25% weight in the S&P CME Bitcoin Futures Index. Accordingly, in seeking to track the Index, the Fund will invest approximately 75% of its assets in a portfolio of common stocks that are included in the S&P 500® Index and will invest in Bitcoin futures contracts so that the total value of the Bitcoin to which the Fund has economic exposure is approximately 25% of the assets of the Fund. S&P Dow Jones Indices LLC (“S&P DJI” or the “Index Provider”) compiles, maintains, and calculates the Index and each of the S&P 500® Index and the S&P CME Bitcoin Futures Index. The Index is rebalanced monthly and accordingly the Fund seeks to maintain the 75%/25% allocations by also rebalancing these allocations on a monthly basis. However, price fluctuations in the underlying assets and other factors, such as the Fund’s cash position, may cause these allocations to vary at any given point in time. The Adviser reserves the right to rebalance the Fund’s allocations more frequently than monthly in periods of significant price volatility or less frequently than monthly to save on trading costs or during periods of low volatility. The Advisor may rebalance the Fund’s allocations on any day of the month.
The Fund does not invest directly in Bitcoin.
U.S. Large-Cap -
Under normal conditions, the Fund invests approximately 75% of its assets in the stock of companies that make up a portfolio of the common stocks that are included in the S&P 500® Index, a widely recognized benchmark of U.S. stock market performance that is dominated by the stocks of large U.S. companies.
The S&P 500® Index includes 500 leading U.S. companies. Created in 1957, the S&P 500® Index is a widely regarded gauge of large-cap U.S. equities. The S&P 500® Index is a float market capitalization-weighted, index meaning components are weighted according to the total market value of their outstanding shares available in the public markets. As of June 30, 2025, the minimum threshold for adding a company to the S&P 500® Index was a market capitalization of $22.7 billion or higher, and the average market capitalization of the 500 companies was $109 billion.
The Fund attempts to replicate this portion of its portfolio by investing in a portfolio of the common stocks that are included in the Index, holding each stock in similar proportion as its weighting in the Index. The Fund may hold more stocks or fewer stocks than the index at any given time. The Fund may sell investments that are represented in the Index in anticipation of their removal from the Index or buy investments that are not yet represented in the Index in anticipation of their addition to the Index. The Fund may also invest in securities of other investment companies, such as certain exchange-traded funds (“ETFs”), in order to implement its investment strategy.
Bitcoin Futures-
Under normal conditions, the Fund will invest in Bitcoin futures contracts so that the total value of the Bitcoin to which the Fund has economic exposure is approximately 25% of the assets of the Fund. Such exposure seeks to track, before fees and expenses, the performance of the S&P CME Bitcoin Futures Index. The S&P CME Bitcoin Futures Index is designed to track the performance of bitcoin futures contracts that are traded on the Chicago Mercantile Exchange (“CME”). However, changes in the relative value of the Fund’s assets between the monthly rebalance could cause the Fund’s bitcoin futures position to represent greater than 25% of the Fund’s assets.
Bitcoin is a digital asset and is generally considered a digital commodity. The ownership of Bitcoin is determined by participants in a decentralized, peer-to-peer network that connects computers that run publicly accessible, or “open source,” software, commonly referred to as the “Bitcoin Protocol.” The value of Bitcoin is determined, in part, by the supply of, and demand for, Bitcoin in the markets created to facilitate the trading of Bitcoin. Ownership and the ability to transfer or take other actions with respect to Bitcoin is protected through public-key cryptography. The supply of Bitcoin is determined by the Bitcoin Protocol which limits both the total amount of Bitcoin that will be produced to 21 million and the rate at which it is released into the network. Units of Bitcoin are treated as mutually interchangeable (i.e., fungible). No single entity owns or operates the Bitcoin Network, which is collectively maintained by (1) a decentralized group of participants who run computer software that results in the recording and validation of transactions blocks (commonly referred to as “miners”), (2) developers who propose improvements to the Bitcoin Protocol and the software that enforces the Bitcoin Protocol and (3) a decentralized group of users and computers which host and synchronize a copy of the entire Bitcoin blockchain (commonly referred to as “nodes”). More information regarding Bitcoin is available under “BITCOIN FUTURES, BITCOIN, THE BITCOIN NETWORK, AND THE BITCOIN PROTOCOL” in the Statement of Additional Information (the “SAI”).
Bitcoin futures contracts are standardized cash-settled contracts traded on commodity exchanges registered with the Commodity Futures Trading Commission (“CFTC”). Currently, the only such contracts are traded on the CME. The Fund will only trade on Bitcoin futures that are traded on the CME. Domestic futures exchanges, such as the CME, have established accountability levels (“accountability levels”) on futures contracts traded on U.S.-based futures exchanges. The accountability levels establish a threshold above with the exchange may exercise greater scrutiny and control over the Fund’s positions.
The value of Bitcoin futures is determined by reference to the CME CF Bitcoin Reference Rate (“BBR”), which is designed to provide an indication of the price of Bitcoin across certain cash Bitcoin exchanges. The Fund seeks to invest in cash settled, front-month Bitcoin futures. Front-month Bitcoin futures contracts are those contracts with the shortest time to maturity. The Fund expects to invest in the Bitcoin futures through a wholly-owned subsidiary of the Fund, ONEFUND International Ltd, organized under the laws of the Cayman Islands and advised by the Adviser (the “Subsidiary”). The Fund generally expects to invest in Bitcoin futures contracts in the Subsidiary. The Subsidiary and the Fund will have the same investment adviser. The Subsidiary will also follow the same general investment policies and restrictions as the Fund. Except as noted herein, references to the Fund’s investment strategies and risks include those of the Subsidiary. The Fund complies with the provisions of the Investment Company Act of 1940, as amended (“1940 Act”) governing investment policies and capital structure and leverage on an aggregate basis with the Subsidiary. Furthermore, the Adviser, as the investment adviser to the Subsidiary, complies with the provisions of the 1940 Act relating to investment advisory contracts as it relates to its advisory agreement with the Subsidiary. The Subsidiary also complies with the provisions of the 1940 Act relating to affiliated transactions and custody. Because the Fund intends to qualify for treatment as a regulated investment company (“RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), the size of the Fund’s investment in the Subsidiary generally may not exceed 25% of the Fund’s total assets by value at each quarter end of the Fund’s fiscal year. The Subsidiary’s custodian is U.S. Bank National Association.
In order to seek to track the S&P CME Bitcoin Futures Index by investing in Bitcoin futures contracts, the Fund must sell its futures contracts as they near expiration and replace them with new futures contracts with a later expiration date. The Adviser anticipates that this “roll” of the futures contracts will normally occur shortly before the expiration of the current month contract in the last week of the month. However, such timing may change due to market conditions. Futures contracts with a longer term to expiration may be priced higher than futures contracts with a shorter term to expiration (e.g. trading at “contango”). Bitcoin futures have historically experienced extended periods of contango. Contango in the Bitcoin futures market may have a significant adverse impact on the performance of the Fund and may cause it to significantly deviate from the performance of the Index.
In addition to its investment in Bitcoin futures contracts, the Fund (or the Subsidiary, as applicable) will invest in high quality securities that are designed to satisfy the “margin” requirements applicable to the Fund’s investments in futures contracts. Such high-quality investments may include: (1) U.S. Government securities; (2) money market funds; and/or (3) short-term corporate debt securities, such as commercial paper. Such high-quality securities may be posted with the Fund’s futures commission merchant in order to satisfy the Fund’s obligations under the applicable futures contracts.
The Fund does not directly invest in, or seek direct exposure to, the current “spot” or cash price of Bitcoin. Investors seeking direct exposure to the price of Bitcoin should consider an investment other than the Fund.

Strategy Portfolio Concentration [Text]	Accordingly, in seeking to track the Index, the Fund will invest approximately 75% of its assets in a portfolio of common stocks that are included in the S&P 500® Index and will invest in Bitcoin futures contracts so that the total value of the Bitcoin to which the Fund has economic exposure is approximately 25% of the assets of the Fund.